Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (19,058)	$ (22,836)	$ (91,425)	$ (65,810)	$ (122,529)	$ (125,480)	$ 80,702
Derivative financial instruments:
Effective portion of net unrealized losses		(1,171)	(1,365)	(1,337)	(5,188)	(9,466)	(12,317)
Reclassification from accumulated other comprehensive loss to net income (loss)	515	584	5,155	1,855	2,838	8,786	40,234
Defined benefit pension plan:
Pension liability adjustment					(12,079)	(3,834)	(413)
Defined benefit pension plan amortization of net loss and prior service cost	564	393	1,129	785	2,002	1,874	1,342
Other		(5)	119	3	23	(45)	(144)
Other comprehensive income (loss)	1,079	(199)	5,038	1,306	(12,404)	(2,685)	28,702
Comprehensive income (loss)	$ (17,979)	$ (23,035)	$ (86,387)	$ (64,504)	$ (134,933)	$ (128,165)	$ 109,404